                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number: ______

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Breeden Capital Management LLC
Address:   100 Northfield Street
           Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard C. Breeden
Title:   Chairman
Phone:   (203) 618-0065

Signature, Place, and Date of Signing:

  /s/ Richard C. Breeden        Greenwich, CT           February 17, 2009
 ------------------------  ------------------------  ------------------------
       [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  9

Form 13F Information Table Value Total:  $838,176
                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                      FOR QUARTER ENDED DECEMBER 31, 2008

                                                       Shrs or                                Voting Authority
                          Title of            Value      prn     SH/ Put/ Investment  Other   ----------------
Name of Issuer             Class     CUSIP   (x$1000)    amt     PRN Call Discretion Managers Sole Shared None
--------------            -------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
Alexander & Baldwin Inc.    COM    014482103  23,645     943,533 SH          SOLE              X
DST Systems Inc.            COM    233326107  96,601   2,543,486 SH          SOLE              X
H&R Block Inc.              COM    093671105 301,997  13,292,143 SH          SOLE              X
Helmerich & Payne Inc.      COM    423452101 102,191   4,491,906 SH          SOLE              X
Hillenbrand Inc.            COM    431571108  66,623   3,994,162 SH          SOLE              X
Hill-Rom Holdings Inc.      COM    431475102  53,963   3,278,409 SH          SOLE              X
J.M. Smucker Co.            COM    832696405  41,892     966,137 SH          SOLE              X
                            NEW
Steris Corp.                COM    859152100 121,058   5,067,321 SH          SOLE              X
Zale Corp.                  COM    988858106  30,206   9,070,839 SH          SOLE              X